LEASES - Summary of finance leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Total gross investment in finance lease receivable	$ 33,153,847	$ 34,141,543
Less: Future financial income	(8,650,530)	(9,590,714)
Present value of minimum payments	24,503,317	24,550,829
Minimum non-collectable payments impairment	(1,996,033)	(1,025,403)
Total	$ 22,507,284	$ 23,525,426
Minimum
LEASES
Term of finance lease	1 year	1 year
Maximum
LEASES
Term of finance lease	10 years	10 years
Less than 1 year
LEASES
Total gross investment in finance lease receivable	$ 1,242,852	$ 872,949
Present value of minimum payments	1,103,071	375,999
Between 1 and 5 years
LEASES
Total gross investment in finance lease receivable	10,228,072	11,156,112
Present value of minimum payments	8,532,456	8,725,805
Greater than 5 years
LEASES
Total gross investment in finance lease receivable	21,682,923	22,112,482
Present value of minimum payments	$ 14,867,790	$ 15,449,025